Liability under insurance contracts and reinsurance contracts - Summary of insurance contract liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		₩ (10,654)	₩ 0
Insurance contract liabilities	[1]	48,334,232	45,906,389
Net insurance contract liabilities (assets) total		48,323,578	45,906,389
Reinsurance contract assets		88,353	88,772
Reinsurance contract liabilities		(93,240)	(62,803)
Total net reinsurance contract assets (liabilities)		(4,887)	25,969
Death [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	16,895,075	14,562,428
Net insurance contract liabilities (assets) total		16,895,075	14,562,428
Reinsurance contract assets		0	0
Reinsurance contract liabilities		(27,046)	(24,661)
Total net reinsurance contract assets (liabilities)		(27,046)	(24,661)
Health [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	5,347,357	4,989,899
Net insurance contract liabilities (assets) total		5,347,357	4,989,899
Reinsurance contract assets		0	0
Reinsurance contract liabilities		(66,075)	(38,109)
Total net reinsurance contract assets (liabilities)		(66,075)	(38,109)
Pension Savings [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	20,536,870	21,137,691
Net insurance contract liabilities (assets) total		20,536,870	21,137,691
Reinsurance contract assets		0	0
Reinsurance contract liabilities		0	0
Total net reinsurance contract assets (liabilities)		0	0
Variable [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	5,445,493	5,124,028
Net insurance contract liabilities (assets) total		5,445,493	5,124,028
Reinsurance contract assets		0	0
Reinsurance contract liabilities		0	0
Total net reinsurance contract assets (liabilities)		0	0
Others [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	5,001	1,528
Net insurance contract liabilities (assets) total		5,001	1,528
Reinsurance contract assets		0	0
Reinsurance contract liabilities		0	0
Total net reinsurance contract assets (liabilities)		0	0
Complex [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	0	0
Net insurance contract liabilities (assets) total		0	0
Reinsurance contract assets		62,815	59,018
Reinsurance contract liabilities		0	0
Total net reinsurance contract assets (liabilities)		62,815	59,018
Long-term [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		(444)	0
Insurance contract liabilities	[1]	0	3,376
Net insurance contract liabilities (assets) total		(444)	3,376
Reinsurance contract assets		0	0
Reinsurance contract liabilities		(41)	0
Total net reinsurance contract assets (liabilities)		(41)	0
General [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		(10,210)	0
Insurance contract liabilities	[1]	102,921	85,672
Net insurance contract liabilities (assets) total		92,711	85,672
Reinsurance contract assets		25,538	29,754
Reinsurance contract liabilities		(78)	(33)
Total net reinsurance contract assets (liabilities)		25,460	29,721
Car [member]
Disclosure Of Analysis Of Insurance Contract Liability [Line Items]
Insurance contract assets		0	0
Insurance contract liabilities	[1]	1,515	1,767
Net insurance contract liabilities (assets) total		1,515	1,767
Reinsurance contract assets		0	0
Reinsurance contract liabilities		0	0
Total net reinsurance contract assets (liabilities)		₩ 0	₩ 0

[1]	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded W(-) 1,616 million and W(-) 1,024 million, respectively.